Other Income (Tables) - TALENTEC SDN. BHD. [Member]	6 Months Ended	12 Months Ended
	Jan. 31, 2025	Jul. 31, 2024
Other Income
	For the years ended July 31,
	2023	2024
Interest income	$9,386	14,375
Foreign exchange gains, net	1,160	49,290
Others	5,244	19,232
Total	$15,791	$82,896

Schedule of Name of Relationship with Related Parties

The following is a list of related parties, with which the Group has transactions:

No.	Name of related parties	Relationship
1	HO SAY SAN	Director of the Group
2	CHOO YEOW	Director of the Group
3	The Sire Group Ltd.*	Controlled by Mr. Seow, who was a shareholder of the Group before December 23, 2024

*	Mr. Seow, the significant shareholder of the Group, sold all of his shares in TalenTec in December 2024 and all of his shares in The Sire Group Ltd. Subsequently, The Sire Group Ltd. is no longer deemed a related party of the Group.

The following is a list of related parties, with which the Group has transactions:

No.	Name of related parties	Relationship
1	HO SAY SAN	Shareholder and director of the Group
2	CHOO YEOW	Shareholder and director of the Group

Schedule of Transactions with Related Parties

Significant transactions with related parties were as follows:

		For the six months ended January 31,
		2024	2025
Related party	Nature
HO SAY SAN	Borrowing from a related party	$112,259	$-
	Repayment of the borrowing from a related party	122,950	-

Significant transactions with related parties were as follows:

		For the years ended July 31,
		2023	2024
Related party	Nature
HO SAY SAN	Borrowing from a related party	$33,318	$111,690
	Repayment of the borrowing from a related party	177,695	143,602
The Sire Group Ltd.	Payment of professional fees on behalf of the Company	-	355,450

Schedule of Balances with Related Parties

Amounts due to related party were as follow:

		As of July 31,	As of January 31,
		2024	2025
			(Unaudited)
Related party	Nature
The Sire Group Ltd.	Payment of professional fees on behalf of the Company	$358,626	$-
Total amount due to a related party		$358,626	$-

Amounts due to related parties were as follow:

		As of July 31,
		2023	2024
Related party	Nature
HO SAY SAN	Expenses for daily operations	$33,296	$-
The Sire Group Ltd.	Payment of professional fees on behalf of the Company	-	358,626
Total amount due to a related party		$33,296	$358,626